Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes
Schedule of information about income taxes
(€ million)	2022	2021	2020
Current taxes:
- Italian subsidiaries	1,920	439	199
- subsidiaries of the Exploration & Production segment - outside Italy	7,027	3,609	1,517
- other subsidiaries - outside Italy	944	157	84
	9,891	4,205	1,800
Net deferred taxes:
- Italian subsidiaries	(2,191)	(45)	672
- subsidiaries of the Exploration & Production segment - outside Italy	713	552	73
- other subsidiaries - outside Italy	(325)	133	105
	(1,803)	640	850
	8,088	4,845	2,650

Schedule of detailed information about the reconciliation between the statutory tax charge and the effective tax charge

The reconciliation between the statutory tax charge calculated by applying the Italian statutory tax rate of 24% (same amount in 2021 and 2020) and the effective tax charge is the following:

(€ million)	2022	2021	2020
Profit (loss) before taxation	22,049	10,685	(5,978)
Tax rate (IRES) (%)	24.0	24.0	24.0
Statutory corporation tax charge (credit) on profit or loss	5,292	2,564	(1,435)
Increase (decrease) resulting from:
- higher tax charges related to subsidiaries outside Italy	3,388	2,301	1,980
- extraordinary contributions for Italian companies in energy sector	1,971
- impact pursuant to foreign tax effects of italian entities	66	108	108
- effect of the valuation of the investments under the equity method	50	180	97
- effect due to the tax regime provided for intercompany dividends	11	54	96
- Italian regional income tax (IRAP)	(18)	140	107
- tax effects related to previous years	(19)	52	(30)
- effect of reversals (impairments) of deferred tax assets	(241)
- impact pursuant to (reversal) impairment of deferred tax assets	(2,087)	(666)	1,785
- other adjustments	(325)	112	(58)
	2,796	2,281	4,085
Effective tax charge	8,088	4,845	2,650